Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessor Lease Description [Line Items]
Operating Leases, Rent Expense	$ 5.7	$ 4.7
Gross book value under capital lease agreement	0.9
Capital Lease One [Member]
Lessor Lease Description [Line Items]
Gross book value under capital lease agreement	4.1
Accumulated depreciation for equipment	$ 1.1	$ 0.7
Minimum [Member] | Capital Lease One [Member]
Lessor Lease Description [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.95%
Maximum [Member] | Capital Lease One [Member]
Lessor Lease Description [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	22.10%